UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	July 31, 2015

QS LEGG MASON

DYNAMIC MULTI-STRATEGY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Fund will seek to reduce volatility as a secondary objective.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Legg Mason Dynamic Multi-Strategy Fund for the six-month reporting period ended July 31, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 28, 2015

II	QS Legg Mason Dynamic Multi-Strategy Fund

Investment commentary

Economic review

After a tepid start, the pace of U.S. economic activity improved during the six months ended July 31, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2014 U.S. gross domestic product (“GDP”)i growth was 2.1%. First quarter 2015 GDP growth then moderated to 0.6%. This was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. However, the economy then gained some traction, as the U.S. Department of Commerce’s second estimate for second quarter 2015 GDP growth — released after the reporting period ended — was 3.7%. The upturn was driven by contributions from PCE, exports, state and local government spending, nonresidential fixed investment and residential fixed investment.

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.5%, as reported by the U.S. Department of Labor. By July 2015, unemployment was 5.3%, equaling its lowest level since April 2008.

Turning to the global economy, in its July 2015 World Economic Outlook Update, the International Monetary Fund (“IMF”) said “A setback to activity in the first quarter of 2015, mostly in North America, has resulted in a small downward revision to global growth for 2015 relative to the April 2015 World Economic Outlook Update. Nevertheless, the underlying drivers for a gradual acceleration in economic activity in advanced economies — easy financial conditions, more neutral fiscal policy in the euro area, lower fuel prices, and improving confidence and labor market conditions — remain intact.” From a regional perspective, the IMF projects that 2015 growth in the Eurozone will be 1.5%, versus 0.8% in 2014. Japan’s economy is expected to expand 0.8% in 2015, compared to a contraction of -0.1% in 2014. Elsewhere, the IMF said that overall growth in emerging market countries will decelerate in 2015, with growth of 4.2% versus 4.6% in 2014.

QS Legg Mason Dynamic Multi-Strategy Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiii at a historically low range between zero and 0.25%. However, in October 2014 the Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” At its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors.” Finally, at its meeting that ended on July 29, 2015, the Fed said “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)iv took a number of actions to stimulate growth and ward off deflation. The ECB reduced rates in June and September 2014, before the beginning of the reporting period. Then, in January 2015 the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. At the end of October 2014, the Bank of Japan announced that it would increase its asset purchases between 10 trillion yen and 20 trillion yen ($90.7 billion to $181.3 billion) to approximately 80 trillion yen ($725 billion) annually, in an attempt to stimulate growth. Elsewhere, after holding rates steady at 6.0% since July 2012, the People’s Bank of China lowered rates five times from November 23, 2013 to August 25, 2015 (after the reporting period ended). Its latest reduction pushed rates down to 4.60%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market generated solid results over the six months ended July 31, 2015 although with notable volatility. The market moved sharply higher in February 2015 given strong investor risk appetite. After a bout of weakness in March, the market rallied in April and May, only to again decline in June, as investor sentiment soured amid the mounting debt crisis in Greece. However, this was only a temporary setback, as the market again moved higher in July. All told, for the six months ended July 31, 2015, the S&P 500 Indexv gained 6.55%.

Looking at the U.S. stock market more closely, small-cap stocks generated the best returns, with the Russell 2000 Indexvi returning 6.98% during the reporting period. Large-cap stocks, as measured by the Russell 1000 Indexvii, gained 6.60% and mid-cap stocks, as measured by the Russell Midcap Indexviii rose 4.75%. From an investment style perspective, growth stocks handily outperformed value. The Russell 3000 Growthix and Russell 3000 Valuex

IV	QS Legg Mason Dynamic Multi-Strategy Fund

Indices, returned 9.34% and 3.83%, respectively, during the six months ended July 31, 2015.

Q. How did the international stock market perform during the reporting period?

A. Developed market equities, as measured by the MSCI EAFE Indexxi, gained 7.19% during the six months ended July 31, 2015. Emerging market equities produced weak results, as the MSCI Emerging Markets Indexxii returned -4.76% during the reporting period. Emerging market equities were impacted by concerns about global growth, fluctuating oil and currency prices, and bouts of investor risk aversion.

Q. Did Treasury yields trend higher or lower during the six months ended July 31, 2015?

A. Both short- and long-term Treasury yields moved higher during the reporting period. When the period began, the yield on the two-year Treasury note was 0.47%, its low for the six months ended July 31, 2015. It peaked at 0.75% on June 10, 2015 and again on July 22, 2015, before ending the period at 0.67%. The yield on the ten-year Treasury note began the period at 1.68%, equaling its low for the period, which also occurred on February 2, 2015. Its peak of 2.50% was on June 10, 2015 and the ten-year Treasury note concluded the reporting period at 2.20%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Despite some weakness toward the end of the reporting period, riskier sectors, such as high-yield corporate bonds and emerging market debt, were among the best performers over the six months ended July 31, 2015. In contrast, sectors that are more closely tied to rising interest rates, such as investment grade corporate bonds, posted weak results. Performance fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global growth and geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexxiii, returned -1.47% during the six months ended July 31, 2015.

Performance review

For the six months ended July 31, 2015, Class A shares of QS Legg Mason Dynamic Multi-Strategy Fund, excluding sales charges, returned 2.17%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index and the Russell 3000 Indexxiv, and the Composite Indexxv returned -1.47%, 6.61% and 3.64%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average1 returned 3.61% over the same time frame.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2015 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 520 funds in the Fund’s Lipper category, and excluding sales charges.

QS Legg Mason Dynamic Multi-Strategy Fund	V

Investment commentary (cont’d)

Performance Snapshot as of July 31, 2015 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Dynamic Multi-Strategy Fund:
Class A	2.17%
Class C	1.77%
Class I	2.33%
Barclays U.S. Aggregate Index	-1.47%
Russell 3000 Index	6.61%
Composite Index	3.64%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average[1]	3.61%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2015, the gross total annual operating expense ratios for Class A, Class C and Class I shares were 4.82%, 5.42% and 4.28%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net will not exceed 1.45% for Class A shares, 2.20% for Class C shares and 1.15% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2015 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 520 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

VI	QS Legg Mason Dynamic Multi-Strategy Fund

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 28, 2015

RISKS: Equity securities are subject to price fluctuation. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed-income securities are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. In addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. Certain of the underlying funds may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The model used to manage the Fund’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

QS Legg Mason Dynamic Multi-Strategy Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiii

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xiv	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xv

The Composite Index reflects the blended rate of return of the following underlying indices: 50% Russell 1000 Index, 10% Russell 2000 Index, 10% MSCI All Country World Index Ex-U.S. (“MSCI ACWI Ex-U.S.”), 15% Barclays Global Aggregate ex-USD Index and 15% Barclays U.S. Aggregate Index. The MSCI ACWI Ex-U.S. is a market capitalization-weighted index that is designed to measure performance of stocks throughout the world, with the exception of U.S.-based companies, and includes both developed and emerging markets. The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds.

VIII	QS Legg Mason Dynamic Multi-Strategy Fund

Fund at a glance (unaudited)

QS Legg Mason Dynamic Multi-Strategy Fund Breakdown† (%) as of — July 31, 2015

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
18.7 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Financials Industrials
14.1 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Municipal Bonds
14.0 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
13.9 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
13.8 Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Financials Collateralized Mortgage Obligations Asset-backed Securities Energy
9.2 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
9.0 The Royce Fund — Royce Heritage Fund, Investment Class Shares	Financials Industrials Consumer Discretionary Information Technology Materials
1.7 iShares Trust — iShares Russell 1000 Growth Index Fund	Information Technology Consumer Discretionary Health Care Industrials Consumer Staples

QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report	1

Fund at a glance (unaudited) (cont’d)

QS Legg Mason Dynamic Multi-Strategy Fund Breakdown† (%) as of — July 31, 2015

% of Total Long-Term Investments	Top 5 Sectors
1.6 iShares Trust — iShares Russell 1000 Value Index Fund	Financials Energy Health Care Information Technology Industrials
1.2 iShares Trust — iShares Intermediate Credit Bond Fund	Banking Consumer Non-Cyclical Energy Supranational Communications
0.8 iShares Trust — iShares Russell 2000 Index Fund	Financials Information Technology Health Care Consumer Discretionary Industrials
0.8 iShares Trust — iShares International Treasury Bond Fund	Japan France Italy Germany United Kingdom
0.7 iShares Trust — iShares MSCI EAFE Index Fund	Financials Consumer Discretionary Industrials Health Care Consumer Staples
0.5 Purchased Options

†	Subject to change at any time.

2	QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2015 and held for the six months ended July 31, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.17%	$1,000.00	$1,021.70	0.71%	$3.56	Class A	5.00%	$1,000.00	$1,021.27	0.71%	$3.56
Class C	1.77	1,000.00	1,017.70	1.48	7.40	Class C	5.00	1,000.00	1,017.46	1.48	7.40
Class I	2.33	1,000.00	1,023.30	0.43	2.16	Class I	5.00	1,000.00	1,022.66	0.43	2.16

[1]	For the six months ended July 31, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report	3

Schedule of investments (unaudited)

July 31, 2015

QS Legg Mason Dynamic Multi-Strategy Fund

Description			Shares	Value
Investments in Underlying Funds — 99.2%
iShares Trust:
iShares Intermediate Credit Bond Fund			895	$97,564
iShares International Treasury Bond Fund			702	63,082
iShares MSCI EAFE Index Fund			905	58,626
iShares Russell 1000 Growth Index Fund			1,327	135,394
iShares Russell 1000 Value Index Fund			1,244	128,020
iShares Russell 2000 Index Fund			542	66,644
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			57,523	1,134,935	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			111,169	1,137,255	(a)
QS Batterymarch International Equity Fund, Class IS Shares			47,283	745,658	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			4,905	1,119,415	(a)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			87,413	1,513,127	(a)
The Royce Fund — Royce Heritage Fund, Investment Class Shares			47,683	723,348	(a)
Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares			100,651	1,118,232	(a)
Total Investments in Underlying Funds (Cost — $6,942,453)				8,041,300

		Expiration Date	Contracts
Purchased Options — 0.4%
S&P 500 Index, Put @ $1,700.00		6/17/16	2	6,540
S&P 500 Index, Put @ $1,725.00		12/16/16	1	6,205
S&P 500 Index, Put @ $1,750.00		6/17/16	4	15,132
S&P 500 Index, Put @ $1,800.00		6/17/16	2	9,340
Total Purchased Options (Cost — $56,947)				37,217
Total Investments before Short-Term Investments (Cost — $6,999,400)				8,078,517

Rate			Shares
Short-Term Investments — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $20,220)	0.118%		20,220	20,220
Total Investments — 99.9% (Cost — $7,019,620#)				8,098,737
Other Assets in Excess of Liabilities — 0.1%				8,763
Total Net Assets — 100.0%				$8,107,500

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds are available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

4	QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

July 31, 2015

Assets:
Investments in affiliated Underlying Funds, at cost	$6,461,316
Investments in unaffiliated Underlying Funds and investments, at cost	558,304
Investments in affiliated Underlying Funds, at value	7,491,970
Investments in unaffiliated Underlying Funds and investments, at value	606,767
Cash	746
Receivable from investment manager	15,953
Interest receivable	3
Prepaid expenses	40,132
Total Assets	8,155,571

Liabilities:
Service and/or distribution fees payable	1,599
Trustees’ fees payable	25
Accrued expenses	46,447
Total Liabilities	48,071
Total Net Assets	$8,107,500

Net Assets:
Par value (Note 7)	$6
Paid-in capital in excess of par value	7,072,388
Overdistributed net investment income	(2,274)
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(41,737)
Net unrealized appreciation on Underlying Funds and investments	1,079,117
Total Net Assets	$8,107,500

Net Assets:
Class A	$6,059,142
Class C	$386,227
Class I	$1,662,131

Shares Outstanding:
Class A	482,139
Class C	30,864
Class I	132,144

Net Asset Value:
Class A (and redemption price)	$12.57
Class C*	$12.51
Class I (and redemption price)	$12.58
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$13.34

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report	5

Statement of operations (unaudited)

For the Six Months Ended July 31, 2015

Investment Income:
Income distributions from affiliated Underlying Funds	$29,391
Income distributions from unaffiliated Underlying Funds	4,685
Interest	17
Total Investment Income	34,093

Expenses:
Registration fees	31,759
Investment management fee (Note 2)	18,342
Fund accounting fees	17,786
Legal fees	15,070
Audit and tax fees	13,664
Custody fees	11,981
Shareholder reports	11,508
Service and/or distribution fees (Notes 2 and 5)	9,062
Transfer agent fees (Note 5)	1,743
Trustees’ fees	262
Insurance	205
Miscellaneous expenses	2,306
Total Expenses	133,688
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(106,031)
Net Expenses	27,657
Net Investment Income	6,436

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(4,710)
Sale of unaffiliated Underlying Funds and Investments	(37,712)
Capital gain distributions from affiliated Underlying Funds	3,719
Net Realized Loss	(38,703)
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	202,058
Unaffiliated Underlying Funds and Investments	3,355
Change in Net Unrealized Appreciation (Depreciation)	205,413
Net Gain on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds	166,710
Increase in Net Assets from Operations	$173,146

See Notes to Financial Statements.

6	QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended July 31, 2015 (unaudited) and the Year Ended January 31, 2015	2015	2015

Operations:
Net investment income	$6,436	$66,987
Net realized gain (loss)	(38,703)	166,823
Change in net unrealized appreciation (depreciation)	205,413	127,831
Increase in Net Assets from Operations	173,146	361,641

Distributions to Shareholders from (Notes 1 and 6):
Net investment income	(11,000)	(85,292)
Net realized gains	(150,153)	(99,744)
Decrease in Net Assets from Distributions to Shareholders	(161,153)	(185,036)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	502,753	2,474,456
Reinvestment of distributions	161,153	184,332
Cost of shares repurchased	(343,358)	(279,852)
Increase in Net Assets from Fund Share Transactions	320,548	2,378,936
Increase in Net Assets	332,541	2,555,541

Net Assets:
Beginning of period	7,774,959	5,219,418
End of period*	$8,107,500	$7,774,959
*Includes(overdistributed) undistributed net investment income, respectively, of:	$(2,274)	$2,290

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report	7

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2015[2]	2015	2014	2013[3]

Net asset value, beginning of period	$12.55	$12.04	$10.86	$10.00

Income from operations:
Net investment income	0.01	0.11	0.05	0.10
Net realized and unrealized gain	0.27	0.75	1.31	0.91
Total income from operations	0.28	0.86	1.36	1.01

Less distributions from:
Net investment income	(0.02)	(0.13)	(0.12)	(0.15)
Net realized gains	(0.24)	(0.22)	(0.06)	—
Total distributions	(0.26)	(0.35)	(0.18)	(0.15)

Net asset value, end of period	$12.57	$12.55	$12.04	$10.86
Total return[4]	2.17%	7.12%	12.49%	10.19%

Net assets, end of period (000s)	$6,059	$5,982	$5,199	$4,408

Ratios to average net assets:
Gross expenses[5]	3.29%[6]	4.11%	4.83%	8.71%[6]
Net expenses[5,7,8]	0.71 [6]	0.74	0.71	0.72 [6]
Net investment income	0.13 [6]	0.89	0.46	1.68 [6]

Portfolio turnover rate	5%	5%	13%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	For the period June 29, 2012 (inception date) to January 31, 2013.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

8	QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2015[2]	2015[3]

Net asset value, beginning of period	$12.54	$12.04

Income (loss) from operations:
Net investment income (loss)	(0.04)	0.13
Net realized and unrealized gain	0.27	0.63
Total income from operations	0.23	0.76

Less distributions from:
Net investment income	(0.02)	(0.04)
Net realized gains	(0.24)	(0.22)
Total distributions	(0.26)	(0.26)

Net asset value, end of period	$12.51	$12.54
Total return[4]	1.77%	6.25%

Net assets, end of period (000s)	$387	$243

Ratios to average net assets:
Gross expenses[5]	4.13%[6]	4.71%
Net expenses[5,7,8]	1.48 [6]	1.49
Net investment income (loss)	(0.62) [6]	1.05

Portfolio turnover rate	5%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	From January 31, 2014 (inception date).

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 2.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report	9

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2015[2]	2015[3]

Net asset value, beginning of period	$12.54	$12.04

Income from operations:
Net investment income	0.03	0.38
Net realized and unrealized gain	0.27	0.51
Total income from operations	0.30	0.89

Less distributions from:
Net investment income	(0.02)	(0.17)
Net realized gains	(0.24)	(0.22)
Total distributions	(0.26)	(0.39)

Net asset value, end of period	$12.58	$12.54
Total return[4]	2.33%	7.36%

Net assets, end of period (000s)	$1,662	$1,540

Ratios to average net assets:
Gross expenses[5]	3.10%[6]	3.57%
Net expenses[5,7,8]	0.43 [6]	0.43
Net investment income	0.40 [6]	3.00

Portfolio turnover rate	5%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2015 (unaudited).

[3]	From January 31, 2014 (inception date).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

10	QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Dynamic Multi-Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers. The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report	11

Notes to financial statements (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

12	QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Investments in underlying funds	$8,041,300	—	—	$8,041,300
Purchased options	15,132	$22,085	—	37,217
Total long-term investments	$8,056,432	$22,085	—	$8,078,517
Short-term investments†	20,220	—	—	20,220
Total investments	$8,076,652	$22,085	—	$8,098,737

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of

QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(d) Fund of funds risk. Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investments from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

(e) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

14	QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of July 31, 2015, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise

QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”), one of the Fund’s subadvisers, is responsible for the implementation of the Fund’s overall asset allocation and the Dynamic Risk Management Strategy. Western Asset Management Company (“Western Asset’’), the Fund’s other subadviser, is responsible for the Fund’s Event Risk Management Strategy and manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, and extraordinary expenses to average net assets of Class A, Class C and Class I shares did not exceed 1.45%, 2.20% and 1.15%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

During the six months ended July 31, 2015, fees waived and/or expenses reimbursed amounted to $106,031.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption

16	QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report

occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2015, LMIS and its affiliates retained sales charges of $103 on sales of the Fund’s Class A shares. In addition, for the six months ended July 31, 2015, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$10	$214

As of July 31, 2015, Legg Mason and its affiliates owned 67% of the Fund.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$495,769
Sales	390,000

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,197,630
Gross unrealized depreciation	(118,513)
Net unrealized appreciation	$1,079,117

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at July 31, 2015.

ASSET DERIVATIVES[1]
Equity Risk
Purchased options[2]	$37,217

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated Underlying Funds and investments, at value in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended July 31, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$(37,712)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from sale of unaffiliated Underlying Funds and investments in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$(11,570)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from unaffiliated Underlying Funds and investments in the Statement of Operations.

During the six months ended July 31, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$43,227

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at July 31, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$37,217	—	$37,217

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Market value of purchased options is shown in Investments in unaffiliated Underlying Funds and investments, at value in the Statement of Assets and Liabilities.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$7,604	$796
Class C	1,439	132
Class R1	19	6
Class I	—	809
Total	$9,062	$1,743

[1]	Class R was fully redeemed on June 12, 2015.

18	QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report

For the six months ended July 31, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$78,447
Class C	3,814
Class R1	96
Class I	23,674
Total	$106,031

[1]	Class R was fully redeemed on June 12, 2015.

6. Distributions to shareholders by class

	Six Months Ended July 31, 2015		Year Ended January 31, 2015
Net Investment Income:
Class A	$8,265		$63,440
Class C	463		733
Class R	—	[1]	76	[2]
Class I	2,272		21,043
Total	$11,000		$85,292

Net Realized Gains:
Class A	$112,815		$98,159
Class C	6,321		549
Class R	—	[1]	169	[2]
Class I	31,017		867
Total	$150,153		$99,744

[1]	Class R was fully redeemed on June 12, 2015.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

7. Shares of beneficial interest

At July 31, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of the Fund were as follows:

	Six Months Ended July 31, 2015		Year Ended January 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	4,169	$53,828	46,218	$584,753
Shares issued on reinvestment	9,497	121,080	12,604	160,895
Shares repurchased	(8,352)	(108,180)	(13,664)	(174,664)
Net increase	5,314	$66,728	45,158	$570,984

QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2015				Year Ended January 31, 2015
	Shares		Amount		Shares		Amount
Class C
Shares sold	13,006		$166,525		19,897		$253,303
Shares issued on reinvestment	534		6,784		100		1,282
Shares repurchased	(2,019)		(26,050)		(1,485)		(18,321)
Net increase	11,521		$147,259		18,512		$236,264

Class R
Shares sold	—		—		783	[2]	$10,000	[2]
Shares issued on reinvestment	—		—		19	[2]	246	[2]
Shares repurchased	(802)	[1]	$(10,422)	[1]	—		—
Net increase (decrease)	(802)	[1]	$(10,422)	[1]	802	[2]	$10,246	[2]

Class I
Shares sold	22,043		$282,400		127,078		$1,626,400
Shares issued on reinvestment	2,611		33,289		1,711		21,909
Shares repurchased	(15,300)		(198,706)		(6,830)		(86,867)
Net increase	9,354		$116,983		121,959		$1,561,442

[1]	Class R was fully redeemed on June 12, 2015.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Fund. Based on the Fund’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended July 31, 2015. The following transactions were effected in shares of such Underlying Funds for the six months ended July 31, 2015.

Underlying Funds	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$1,104,625	$15,000	768	$58,619	2,761	—	—	$1,134,935	$(3,619)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	1,107,974	160,976	14,895	37,765	3,274	$17,258	$3,719	1,137,255	(2,765)

20	QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report

Underlying Funds	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
QS Batterymarch International Equity Fund, Class IS Shares	$718,179	$25,000	1,634	$63,154	4,121	—	—	$745,658	$1,846
ClearBridge Aggressive Growth Fund, Class IS Shares	1,077,684	55,000	245	67,473	297	—	—	1,119,415	2,527
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	1,439,814	45,000	2,658	55,449	3,146	—	—	1,513,127	(449)
Royce Heritage Fund, Investment Class Shares	709,068	30,000	1,964	47,062	2,881	—	—	723,348	(2,062)
Western Asset Intermediate Bond Fund, Class IS Shares	1,114,168	82,133	7,362	65,187	5,836	12,133	—	1,118,232	(188)
	$7,271,512	$413,109		$394,709		$29,391	$3,719	$7,491,970	$(4,710)

QS Legg Mason Dynamic Multi-Strategy Fund 2015 Semi-Annual Report	21

QS Legg Mason

Dynamic Multi-Strategy Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust* President

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

QS Legg Mason Global Asset Allocation, LLC

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP 345 Park Avenue

New York, NY 10154

QS Legg Mason Dynamic Multi-Strategy Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Legg Mason Dynamic Multi-Strategy Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for general information of the shareholders of QS Legg Mason Dynamic Multi-Strategy Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX014945 9/15 SR15-2574

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015